Organization and Description of Business	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business
1. Organization and Description of Business
Riskified Ltd., together with its subsidiaries, “Riskified”, “we”, “us”, “our” or the “Company,” was incorporated under the laws of the State of Israel in 2012 and commenced operations in January 2013. We became a publicly traded company in 2021 and are listed on the NYSE under the symbol “RSKD”.
We have built a next-generation AI-powered eCommerce risk intelligence platform that allows our customers—online merchants—to create trusted relationships with their consumers. Our core product, the Chargeback Guarantee, is designed to ensure the legitimacy of our merchants’ online orders by approving or denying these orders with guaranteed performance levels that vary by merchant. We guarantee the outcome of our decisions by assuming the cost of fraud associated with each approval. We drive higher sales by raising approval rates and reducing fraud and other operating costs for our merchants, as compared to our merchants’ performance prior to onboarding us. All of our products are designed to enable merchants to generate additional revenue or cost savings, while improving the online shopping experience for consumers.